Label	Element	Value
Villere Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
VILLERE EQUITY FUND

ticker: vleqx

Supplement dated June 23, 2015

to the Prospectus

for the Villere Balanced Fund and the Villere Equity Fund (together, the “Funds”)

dated December 31, 2014 as supplemented

Effective immediately, the Funds may begin to engage in securities lending in order to generate return.  The discussion below is added to the Investment Strategies and Risks Sections of the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	Villere Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
On pages 4 and 8 of the Prospectus, under Principal Investment Strategies, at the end of the first paragraph, add the following sentence:

Additionally, the Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

On pages 10 and 11, under PRINCIPAL INVESTMENT STRATEGIES, at the end of the third and second Paragraph, respectively, add the following sentence:

Additionally, the Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
On pages 4 and 8, under Principal Risks of Investing in the Fund, at the end of the Section, add the following bullet point:

•
Securities Lending Risk: There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

On page 13, under PRINCIPAL RISKS OF INVESTING IN THE FUNDS, at the end of the Section, add the following paragraph:

Securities Lending Risk (Both Funds).  There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Funds on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at a desirable price.  When the Funds loan their portfolio securities, they will receive collateral consisting of cash or cash equivalents, securities issued or guaranteed by the U.S. government or one of their agencies or instrumentalities, an irrevocable bank letter of credit, or any combination thereof.  Nevertheless, the Funds risk a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially.  In addition, any investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement with the Prospectus.